Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash	$ 3,658,846	$ 337
Accounts receivable, net	4,223,990	0
Inventory	865,019	0
Other current assets	181,000	0
TOTAL CURRENT ASSETS	9,426,628	337
NON-CURRENT ASSETS:
Property and equipment, net	2,370,711	0
Operating lease right-of-use assets	2,038,106	0
Intangible assets	3,886,588	0
Goodwill	17,088,501	0
Other assets, net	282,884	91,464
TOTAL NON-CURRENT ASSETS	26,009,752	485,454
TOTAL ASSETS	35,436,380	485,791
CURRENT LIABILITIES:
Accounts payable and accrued liabilities	7,844,271	1,089,869
Convertible notes, net of discount $0 and $35,525 respectively	378,263	931,158
Notes payable	2,000,000	0
Derivative liability	533,753	1,220,877
Contract liabilities	3,216,562	0
Operating lease liabilities - current	747,422	0
Other current liabilities	2,024,433	0
TOTAL CURRENT LIABILITIES	19,547,513	3,241,904
NON-CURRENT LIABILITIES:
Secured debenture	1,172,364	1,176,092
Operating lease liabilities – non-current	2,474,530	0
Other liabilities – non-current	676,331	0
TOTAL NON-CURRENT LIABILITIES	4,323,225	1,176,092
TOTAL LIABILITIES	23,870,738	4,417,996
Commitments and contingencies
STOCKHOLDERS’ DEFICIT:
Convertible preferred stock - Class D (par value $0.01; 100,000 shares authorized; 88,235 issued and outstanding at December 31, 2021 and, 2020, respectively)	883	883
Common stock (par value $0.0001), 20,000,000,000 shares authorized, 5,197,821,885 and 4,088,762,151 shares issued and outstanding at December 31, 2021 and, 2020, respectively	519,782	408,876
Treasury stock, 100,000 shares at December 31, 2021 and 2020	(1,000)	(1,000)
Paid-in capital in excess of par value	20,248,703	1,805,813
Non-controlling interest in variable interest entity and subsidiary	2,358,227	(12,439)
Accumulated other comprehensive income	(284,463)	315,832
Accumulated deficit	(11,276,490)	(6,450,170)
TOTAL STOCKHOLDERS’ DEFICIT	11,565,642	(3,932,205)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	$ 35,436,380	$ 485,791